Summary of Significant Accounting Policies (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Feb. 23, 2021	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021	Jun. 30, 2021	Jun. 19, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Liquid instruments							90 days
Allowance for doubtful accounts					$ 400,000	$ 400,000	$ 400,000
Estimated useful life						3 years
Foreign currency transaction losses						$ 800,000	800,000
Contract liability	$ 3,000,000	$ 1,100,000
Advertising revenues						4,500,000
Expenses advertising costs						$ 65,416	$ 65,416
Expected dividend yield						0.00%	0.00%
Unrecognized tax benefits federal						3 years
Unrecognized tax benefits state						4 years
Vested warrants outstanding (in Shares)				754,833		754,833
Segment				1		1
Customer discounts					800,000		$ 800,000
Customer returns					200,000		$ 200,000
Purchase of warrants (in Shares)								1,000,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms		30 days
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms		45 days
Three Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage						49.00%
Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage							45.00%
One Customers [Member] | Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage						12.00%	10.00%
B. Riley Principal 150 Merger Corp.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investments held in trust account				$ 172,532,601		$ 172,516,200
Common stock shares sold (in Shares)						17,250,000
Class A common stock subject to possible redemption shares (in Shares)				8,937,353
Class A common stock subject to possible redemption share value				$ 8,888,285					$ 49,068
Warrants issued (in Shares)				5,923,333		5,923,333
Common stock per share (in Dollars per share)						$ 11.5
Common shares issues for outstanding warrants (in Shares)				5,923,333		5,923,333
Federal Depository insurance coverage				$ 250,000		$ 250,000
Expected dividend yield				0.00%		0.00%
Deferred offering costs					80,000		$ 80,000
Public offering costs					$ 485,257		$ 485,257
Deferred underwriting discount			$ 3,450,000
Public offering expense						$ 300,000
Note Payable balance			$ 40,000
Purchase of warrants (in Shares)										4,312,500
Basic and diluted earnings per share (in Dollars per share)					$ 0
Shares outstanding (in Shares)					4,312,500		4,312,500
B. Riley Principal 150 Merger Corp.[Member] | Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)				5,750,000
Issuance of warrants (in Shares)						5,750,000
B. Riley Principal 150 Merger Corp.[Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)				173,333
Issuance of warrants (in Shares)						173,333
B. Riley Principal 150 Merger Corp.[Member] | Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)			5,923,333
Issuance of warrants (in Shares)						5,923,333
B. Riley Principal 150 Merger Corp.[Member] | Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of warrants (in Shares)						5,923,333
One Vendor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage						17.00%	20.00%
One Vendor [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage						30.00%	23.00%
One Independent Contractor [Member] | Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage						22.00%	16.00%
Class A Common Stock | B. Riley Principal 150 Merger Corp.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares sold (in Shares)				17,250,000
Common stock per share (in Dollars per share)			$ 11.5